NOTES PAYABLE (Details Narrative) - USD ($)										1 Months Ended									6 Months Ended	25 Months Ended
	Apr. 02, 2021	Jan. 05, 2021	Jul. 08, 2020	Jun. 11, 2020	Jun. 08, 2020	Jun. 05, 2020	Jun. 04, 2020	May 05, 2020	Jan. 11, 2019	Apr. 21, 2021	Mar. 25, 2021	Jan. 19, 2021	Nov. 30, 2020	Jul. 27, 2020	Feb. 29, 2020	Jun. 30, 2019	Feb. 19, 2019	Nov. 30, 2018	Jun. 30, 2021	Mar. 31, 2021	Mar. 26, 2021	Dec. 31, 2020
Interest rate		8.00%	3.75%	8.00%	8.00%			1.00%					6.00%	9.00%			8.00%
Maturity Date		Apr. 05, 2021	Aug. 15, 2022	Sep. 11, 2020	Sep. 08, 2020			Aug. 15, 2022						Aug. 15, 2022			Feb. 19, 2020
Promissory note issued to related party		$ 20,331	$ 150,000	$ 10,000	$ 10,000			$ 310,000					$ 203,000	$ 300,000			$ 17,000
Accounts receivable																			$ 95,870			$ 36,274
Proceeds from lease									$ 300,000
Settlement of lease by shares	310,000									40,000
Debt Convertible price per share											$ 2.00	$ 1.00	$ 1.00
Additionally warrants												100,000	350,000					100,000
Debt conversion face amount											$ 777,778
Commitment shares for issuance											116,667								116,667		116,667
Mr. Glass [Member]
Contribution for expenses and fees																			$ 26,864
Third party [Member]
Debt conversion face amount											$ 777,778
Aggregate purchase price											$ 1,666,667
Agreement description											Pursuant to the agreement, the Company issued the lender 116,667 shares of common stock, 116,667 5-year warrants with an exercise price of $1.50 and 116,667 5-year warrants with an exercise price of $2.00. The note had an original issue discount of $77,778
5-Year Warrants [Member]
Debt Convertible price per share											$ 1.50
Commitment shares for issuance											116,667
Original issue discount											$ 77,778
Letter Agreement [Member]
Amount paid	$ 252,875
Promissory Note [Member]
Interest rate							8.00%								9.90%	8.00%				8.00%
Maturity Date							Sep. 05, 2020								Jan. 01, 2021	Jun. 30, 2020				Mar. 31, 2020
Promissory note issued to related party							$ 20,000								$ 531,000	$ 9,300				$ 9,300
Accounts receivable																			0
Promissory Note 1 [Member]
Interest rate						8.00%									8.00%	8.00%				8.00%
Maturity Date						Mar. 30, 2020										Mar. 30, 2020				Mar. 30, 2020
Promissory note issued to related party						$ 10,000									$ 60,000	$ 14,500				$ 14,500
Accounts receivable																			$ 0